THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
   FILED ON 4 FEBRUARY, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
       AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 4 FEBRUARY, 2001.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               -----------------

Check here if Amendment [X]; Amendment Number:         1
                                               ------------------

This Amendment (Check only one):     [ ] is a restatement
                                     [X] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     W.P. Stewart & Co., Ltd.
          -----------------------------
Address:  Trinity Hall, 43 Cedar Avenue
          -----------------------------
          P.O. Box HM 2905
          -----------------------------
          Hamilton HM LX Bermuda

Form 13F File Number 28-1432
                     -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lisa D. Levey
        --------------------------------
Title:  General Counsel
        --------------------------------
Phone:  212-750-8585
        --------------------------------

Signature, Place, and Date of Signing:

   /s/ Lisa D. Levey           New York, NY              18 May, 2001
   -----------------           ------------              ------------
     [Signature]              [City, State]                 [Date]
Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-
  ------------------     --------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:             0
                                              ----------------

Form 13F Information Table Entry Total:       38
                                              ----------------

Form 13F Information Table Value Total:       $11,660,429
                                              ---------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.          Form 13F File Number           Name
              28-
----          ---------------------     ----------------

[Repeat as necessary.]

     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
     -----------------------------------------------------------------------
   4 FEBRUARY, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
   -------------------------------------------------------------------------
            WHICH CONFIDENTIAL TREATMENT EXPIRED ON 4 FEBRUARY, 2001.
            ---------------------------------------------------------

                          FORM 13-F INFORMATION TABLE
                  REPORTING MANAGER: W.P. STEWART & CO., LTD.

DATE AS OF 12/31/99


           COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4    COLUMN 5  COLUMN 6    COLUMN 7       COLUMN 8
           --------                --------       --------    --------    --------  --------    --------       --------

                                                                 VALUE              INVESTMENT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP NO.    (X$1000)    SHARES   DISCRETION  MANAGERS     SOLE     SHARED  NONE
        --------------          --------------    ---------    --------    ------   ----------  --------     -----    ------  ----
ALBERTSON'S INC                  COMMON STOCK     013104104    105161      3260795      SOLE       NONE      3260795
AUTOMATIC DATA PROCESSING INC    COMMON STOCK     053015103   1316077     24428351      SOLE       NONE     24428351
AUTOZONE INC.                    COMMON STOCK     053332102    704312     21796905      SOLE       NONE     21796905
CISCO SYSTEMS INC.               COMMON STOCK     17275R102     80474       751212      SOLE       NONE       751212
COCA COLA CO.                    COMMON STOCK     191216100    147533      2532752      SOLE       NONE      2532752
COLGATE PALMOLIVE                COMMON STOCK     194162103       232         3570      SOLE       NONE         3570
CVS CORP.                        COMMON STOCK     126650100    474069     11888885      SOLE       NONE     11888885
DELL COMPUTER CORP.              COMMON STOCK     247025109    234348      4595054      SOLE       NONE      4595054
DOLLAR GENERAL CORP.             COMMON STOCK     256669102    648908     28523434      SOLE       NONE     28523434
ELI LILLY & CO                   COMMON STOCK     532457108    135837      2042660      SOLE       NONE      2042660
FIRST DATA CORP.                 COMMON STOCK     319963104     43247       877005      SOLE       NONE       877005
GAP INC.                         COMMON STOCK     364760108    413096      8980338      SOLE       NONE      8980338
GATEWAY INC                      COMMON STOCK     367626108    194499      2699036      SOLE       NONE      2699036
GENERAL ELECTRIC CO.             COMMON STOCK     369604103    475215      3070853      SOLE       NONE      3070853
GILLETTE INC.                    COMMON STOCK     375766102    390616      9483860      SOLE       NONE      9483860
HOME DEPOT INC.                  COMMON STOCK     437076102    118812      1728168      SOLE       NONE      1728168
IMS HEALTH INC                   COMMON STOCK     449934108     96397      3545648      SOLE       NONE      3545648
INTEL CORP.                      COMMON STOCK     458140100    650730      7905602      SOLE       NONE      7905602
JOHNSON & JOHNSON                COMMON STOCK     478160104    380517      4080608      SOLE       NONE      4080608
KOHLS CORP                       COMMON STOCK     500255104     18776       260096      SOLE       NONE       260096
MARRIOTT INTERNATIONAL INC       COMMON STOCK     571903202    205163      6500223      SOLE       NONE      6500223
MCDONALDS CORP.                  COMMON STOCK     580135101    785022     19473420      SOLE       NONE     19473420
MEDTRONIC INC.                   COMMON STOCK     585055106       743        20400      SOLE       NONE        20400
MERCK & CO., INC.                COMMON STOCK     589331107    544401      8102712      SOLE       NONE      8102712
MICROSOFT CORP.                  COMMON STOCK     594918104    282110      2416362      SOLE       NONE      2416362
NORTHERN TRUST CORP.             COMMON STOCK     665859104    201389      3799787      SOLE       NONE      3799787
PFIZER INC.                      COMMON STOCK     717081103    508140     15665188      SOLE       NONE     15665188
PROCTER & GAMBLE CO.             COMMON STOCK     742718109    474466      4330551      SOLE       NONE      4330551
SAFEWAY INC.                     COMMON STOCK     786514208     32365       905301      SOLE       NONE       905301
SERVICEMASTER CO (THE)           COMMON STOCK     81760N109    180074     14625260      SOLE       NONE     14625260
STARBUCKS CORP                   COMMON STOCK     855244109     33223      1370035      SOLE       NONE      1370035
STATE STREET CORP.               COMMON STOCK     857477103    407938      5583412      SOLE       NONE      5583412
STRYKER CORP.                    COMMON STOCK     863667101    718977     10326422      SOLE       NONE     10326422
SYSCO CORP.                      COMMON STOCK     871829107    136520      3450738      SOLE       NONE      3450738
WALGREEN CO.                     COMMON STOCK     931422109    358601     12259860      SOLE       NONE     12259860
WAL-MART STORES INC.             COMMON STOCK     931142103     38411       555669      SOLE       NONE       555669
WALT DISNEY CO HOLDING CO        COMMON STOCK     254687106     43533      1488293      SOLE       NONE      1488293
WM WRIGLEY JR. CO.               COMMON STOCK     982526105     80499       970593      SOLE       NONE       970593

                                                         $ 11,660,429  254,299,058                       254,299,058